ORGANIZATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 28, 2024	Jun. 01, 2023	Jun. 03, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 27, 2024
Reverse stock split	1-for-30			1-for-30	1-for-30	1-for-30
Common stock, par value	$ 0.003			$ 0.003	$ 0.003
Common stock, shares authorized	10,000,000,000			10,000,000,000	10,000,000,000		500,000,000
Post reverse stock split common stock	16,666,667
Common stock, shares issued				5,471,661	5,356,906
Common stock, shares outstanding				5,470,076	5,355,321
Ordinary shares description				(i) privately placed JWAC Common Stock holders of 16,434 shares, (ii) holders with JWAC’s privately placed right to receive (1/8) of ordinary shares, equivalent of 2,055 shares, (iii) I-banker privately placed 4,534 shares, (iv) I-banker with privately place right to receive (1/8) of ordinary shares, equivalent of 567 shares, (v) I-banker representative shares of 9,200, (vi) JWAC officers and directors of 10,000 shares, (vii) Chijet independent directors compensation of 668 shares, (viii) Greentree Financial Group Inc. (“Greentree”) of 6,667 shares due to the conversion of Shandong Baoya’s accrued expenses of US$1 million pursuant to the financial consulting agreements with Greentree, and 8,333 shares issued for exercise of Greentree’s warrants.
Increase in additional paid-in capital.		$ 4,490		$ 4,490
Recapitalization costs					$ 1,500
Transaction costs					1,500
Deferred costs					3,000
Net income loss				69,005	98,501	$ 111,518
Working capital deficit				510,890
Cash outflow operating activities				$ 25,464	$ 40,017	$ (22,383)
Shandong Baoya [Member]
Common stock, shares issued			1,795,977
Business acquired percentage			85.172%
Business acquired description			(1) WFOE acquired 17.245% stake in Shandong Baoya from two shareholders through 1,795,977 ordinary shares issued by Chijet Inc.; and (2) WFOE acquired 67.927% stake in Shandong Baoya from seven shareholders, individual and institutional, for total consideration of Renminbi (“RMB”) 7. Upon those transactions, all seven shareholders entered into a voting agreement to vote consensually concerning operation and development matters of the Chijet Inc. and its subsidiaries.
JWAC Public Shareholders [Member]
Shares issued		57,500
Common stock, shares issued		5,345,321
Common stock, shares outstanding		5,345,321
Ordinary shares issued		43,353
JWAC Public Shareholders [Member] | Common Class B [Member]
Ordinary shares issued		58,458
JWAC Public Shareholders [Member] | Common Class B [Member] | Contingent Value Right [Member]
Ordinary shares issued		115,000
Sellers [Member]
Shares issued		8,870,095
Common stock, shares issued		5,071,010
Exchange ratio		57.17%
Aggregate value		$ 1,600,000
Share price		$ 31.552
Redemption price values		$ 674,000
Maximum [Member]
Issuance of shares				160,707,171
Minimum [Member]
Issuance of shares				5,471,661